Fair Value Disclosures (Details 2) (Level 3, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securitized Retained Interests
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of year	$ 0	$ 0	$ 102
Adjustment to adopt consolidation of variable-interest entities			(102)
Issuance of guarantees	0	0	0
Expiration of guarantees	0	0	0
Balance at end of year	0	0	0
Guarantees
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of year	2	3	4
Adjustment to adopt consolidation of variable-interest entities			0
Issuance of guarantees	2	4	7
Expiration of guarantees	(2)	(5)	(8)
Balance at end of year	$ 2	$ 2	$ 3